Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis ETF Trust
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000246657
Shareholder Report [Line Items]
Fund Name	Natixis Gateway Quality Income ETF
Trading Symbol	GQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$37	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis Gateway Quality Income ETF (GQI) seeks to deliver current income while maintaining prospects for capital appreciation by investing in a diversified portfolio of US common stocks that demonstrate high-quality characteristics and combines it with the characteristics of an options selling overlay program designed to balance long-term growth with monthly income.

The Fund uses equity-linked notes (ELNs) to replicate the performance of selling index covered call options on 50% of the underlying equity portfolio, which generates most of the targeted 7-12% annual yield. The remaining 50% of the equity portfolio is uncovered to provide unhedged market exposure.

Relative to the S&P 500® Index, the largest average active sector weights during 2025 were an overweighting to Consumer Staples and Consumer Discretionary sectors and an underweighting to Financials and Utilities sectors.

Top Contributors to Performance

•GQI’s underweight to Real Estate and Materials sectors contributed most to return.

•The largest contributing names were found in the Health Care and Communication Services sectors.

•Interest rates near long-term averages and double-digit implied volatility levels enhanced cash flow which supported equity market participation during periods of advance, offered a source of loss mitigation in periods of decline, and benefited the overall level of distribution.

Top Detractors from Performance

•GQI’s overweight to Consumer Staples and Consumer Discretionary detracted most from return.

•The largest detracting names were found in the Consumer Discretionary and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Natixis Gateway Quality Income ETF	S&P 500® Index
12/2023	$10,000	$10,000
12/2023	$10,197	$10,279
01/2024	$10,358	$10,452
02/2024	$10,699	$11,010
03/2024	$10,879	$11,365
04/2024	$10,426	$10,900
05/2024	$10,810	$11,441
06/2024	$11,141	$11,851
07/2024	$11,172	$11,996
08/2024	$11,275	$12,287
09/2024	$11,464	$12,549
10/2024	$11,321	$12,435
11/2024	$11,925	$13,165
12/2024	$11,817	$12,851
01/2025	$12,127	$13,209
02/2025	$11,950	$13,037
03/2025	$11,306	$12,302
04/2025	$11,332	$12,219
05/2025	$11,810	$12,988
06/2025	$12,152	$13,649
07/2025	$12,389	$13,955
08/2025	$12,630	$14,238
09/2025	$12,995	$14,757
10/2025	$13,281	$15,103
11/2025	$13,463	$15,140
12/2025	$13,556	$15,149

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/12/23
Natixis Gateway Quality Income ETF	14.72%	15.98%
S&P 500® Index	17.88%	22.32%

Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 223,168,820
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 257,382
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,168,820
# of Portfolio Holdings (including overnight repurchase agreements)	97
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$257,382

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.5%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	3.4%
Broadline Retail	3.9%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	8.6%
Software	8.9%
Equity-Linked Notes	10.0%
Semiconductors & Semiconductor Equipment	13.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.6%
Barclays Bank PLC (United Kingdom)	2.5%
Costco Wholesale Corp.	2.3%
UBS AG (Switzerland)	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.